Vessel Operating Expenses and Voyage Expenses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Vessel Operating Expenses [Abstract]
Crew & crew related costs	$ 5,654,200	$ 7,443,322
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	2,268,704	3,546,818
Lubricants	574,227	775,910
Insurances	901,070	1,198,818
Tonnage taxes	246,951	352,854
Other	599,572	1,339,929
Total Vessel operating expenses	10,244,724	14,657,651
Voyage Expenses [Abstract]
Brokerage commissions	140,953	878,439
Brokerage commissions - related party	746,633	463,672
Port & other expenses	675,237	615,366
Bunkers consumption	185,973	177,317
(Gain) / loss on bunkers	28,021	(122,020)
Total Voyage expenses	$ 1,776,817	$ 2,012,774